Long-Term Debt and Other Financial Liabilities, February 2019 ATB Loan Facility (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) Installment	Dec. 09, 2021 USD ($)	Dec. 31, 2020 USD ($)	May 31, 2020
Senior Long-Term Debt [Abstract]
Balance outstanding	$ 218,551,000		$ 173,289,000
February 2019 ATB Loan Facility [Member]
Senior Long-Term Debt [Abstract]
Leverage Ratio	0.85			0.75
Minimum required security cover until June 30, 2021 (inclusive)	140.00%
Minimum required security cover until December 31, 2021 (inclusive)	145.00%
Minimum required security cover thereafter and until maturity of loan on November 26, 2022	150.00%
Repayment of certain subordinated liabilities		$ 1,080,000
Additional repayment waived		$ 1,080,000
Amendment fee	$ 50,000
Balance outstanding	$ 15,129,000
Tranche A [Member]
Senior Long-Term Debt [Abstract]
Number of consecutive payment installments | Installment	8
Frequency of periodic payment	quarterly
Installment payment	$ 200,000
Balloon payment	$ 13,190,000
Maturity date	Nov. 26, 2022
Tranche B [Member]
Senior Long-Term Debt [Abstract]
Number of consecutive payment installments | Installment	7
Frequency of periodic payment	quarterly
Installment payment	$ 189,800
Maturity date	Aug. 26, 2022
Tranche C [Member]
Senior Long-Term Debt [Abstract]
Number of consecutive payment installments | Installment	7
Frequency of periodic payment	quarterly
Installment payment	$ 189,800
Maturity date	Aug. 26, 2022